Debt	6 Months Ended
Jun. 30, 2024
Debt
Debt

9.Debt

Short-term Debt

The following table presents the Company’s outstanding short-term debt as of December 31, 2023 and June 30, 2024:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2023	June 30, 2024
			RMB	RMB	US$
Short-term loans
Short-term bank loans	3.20%-5.00%	0.5-1 year	89,920	101,328	13,943
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	2,733	2,867	395
Total			92,653	104,195	14,338

Short-term bank loans consist of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2023 and June 30, 2024, the repayments of all short-term loans are guaranteed by certain accounts receivables, or specific subsidiaries of the Company.

Long-term debt

The following table presents the Company’s long-term debt as of December 31, 2023 and June 30, 2024:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2023	June 30, 2024
			RMB	RMB	US$
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	2,733	2,867	395
Long-term debt, non-current portion	5.55% - 10.46%	3-4.5 years	7,533	6,147	846
Total			10,266	9,014	1,241

In December 2022, the Company entered into an agreement with a third party pursuant to which the Company borrowed RMB1,427 to purchase 12 vehicles for a total consideration of RMB1,737 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments over 48 months. The effective interest rate was 10.46% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles.

In May 2023 and December 2023, the Company entered into 3 agreements with third parties pursuant to which the Company borrowed RMB8,861 to purchase 83 vehicles for a total consideration of RMB9,052 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments in 36 to 54 months. The effective interest rates were 5.55% to 9.99% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles.

The weighted average interest rate for all the outstanding borrowings was approximately 5.10% and 4.36% as of December 31, 2023, and June 30, 2024 respectively.